Leases (Maturities of Operating and Financing Lease Liabilities) (Details) $ in Thousands	Jun. 30, 2019 USD ($)
Operating leases
2019 - remaining	$ 4,873
2020	8,727
2021	8,399
2022	8,467
2023	8,529
Thereafter	34,465
Total lease payments	73,460
Less: Imputed interest	(19,017)
Operating lease, liability	54,445
Finance leases
2019 - remaining	5,473
2020	10,946
2021	10,946
2022	10,946
2023	10,946
Thereafter	186,723
Total lease payments	235,980
Less: Imputed interest	(107,275)
Finance lease, liability	$ 128,705